Award Timing Disclosure	12 Months Ended
Feb. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. It is the Compensation Committee’s practice to generally avoid granting equity awards during periods in which there is material non-public information about the Company. As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. No stock options were issued to directors or executive officers in fiscal 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. It is the Compensation Committee’s practice to generally avoid granting equity awards during periods in which there is material non-public information about the Company. As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. No stock options were issued to directors or executive officers in fiscal 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false